INVENTORIES (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 304	€ 225
Work in progress	687	551
Raw materials	317	226
Stores and supplies	111	95
Inventories write down	(59)	(47)
Total inventories	€ 1,360	€ 1,050